INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2017
Classes of current inventories [abstract]
Schedule of inventories
Inventories include the following components:

	As of	As of
	December 31, 2017	December 31, 2016
Stockpiled ore	$22,998	$23,833
In-process ore	4,014	5,008
Materials and supplies	22,677	14,824
Finished goods	964	716
Total	$50,653	$44,381